Employee Benefit and Equity Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			12 Months Ended
	Mar. 31, 2013 Person	Mar. 31, 2012 Person	Dec. 31, 2012	Mar. 31, 2013 Stock Options	Dec. 31, 2013 Stock Options Minimum	Dec. 31, 2013 Stock Options Maximum	Mar. 31, 2013 Restricted Stock Units (RSUs)	Mar. 31, 2012 Restricted Stock Units (RSUs)	Mar. 31, 2013 Restricted Stock	Dec. 31, 2012 Restricted Stock TSR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period for outstanding stock options					5 years	10 years
Share-based compensation	$ 0.1	$ 0.1					$ 1.2	$ 0.4
Intrinsic value of stock options exercised	0.1
Outstanding weighted average remaining term (in years)	4 years 7 months 6 days								2 years
Aggregate intrinsic value for options outstanding	2.9								4.1
Weighted average remaining term of options exercisable (in years)	4 years 8 months 12 days
Aggregate intrinsic value of options exercisable	2.6
Unrecognized compensation expense				$ 0.2
Unrecognized compensation expense weighted average period, in years				1 year 4 months 24 days
Common stock issued by compensation committee	33,055	14,516
Number of employees subjected to issuance of common stock	13	9
Number of non-employee contractors subjected to issuance of common stock	3
Fair value of TSR awards of per share estimated on date of grant									$ 13.08	$ 7.80
Expected Dividend Yield	0.00%		0.00%						0.00%